TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2021	Dec. 22, 2017	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Carry forward tax losses estimated by subsidiaries			$ 1,304
Tax rate			23.00%	23.00%	23.00%
Unrecognized tax benefits			$ 1,113	$ 1,053	$ 2,003
Potential withholding and distribution taxes			$ 400
Minimum [Member]
Carry forward tax losses for subsidiaries, term			1 year
Tax rate		21.00%
Maximum [Member]
Carry forward tax losses for subsidiaries, term			14 years
Tax rate		35.00%
Preferred enterprise in 2014 and thereafter [Member]
Tax rate	16.00%
Preferred enterprise [Member]
Tax rate	20.00%
Preferred Enterprise One [Member]
Tax rate	23.00%
Non-Israeli subsidiaries [Member] | Minimum [Member]
Tax rate			19.00%
Non-Israeli subsidiaries [Member] | Maximum [Member]
Tax rate			30.00%
Subsidiary of Common Parent [Member]
Carry forward operating tax losses			$ 4,555
Parent Company [Member]
Carry forward operating tax losses			$ 4,757